UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, February 14, 2012

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 132

Form 13F Information Table Value Total: 206,183 (thousands)

List of Other Included Managers: None

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM             88579Y101      286    3,500     SH             Sole               3,500
ABBOTT LABS                     COM             002824100      506    9,000     SH             Sole               9,000
AES CORP                        COM             00130H105      126   10,600     SH             Sole              10,600
AFLAC INC                       COM             001055102      554   12,800     SH             Sole              12,800
AIRGAS INC                      COM             009363102    3,635   46,550     SH             Sole              46,550
ALCOA INC                       COM             013817101      106   12,300     SH             Sole              12,300
ALLSTATE CORP                   COM             020002101      244    8,900     SH             Sole               8,900
ALTRIA GROUP INC                COM             02209S103      655   22,100     SH             Sole              22,100
AMERICAN ELEC PWR INC           COM             025537101      219    5,300     SH             Sole               5,300
AMERICAN EXPRESS CO             COM             025816109    3,213   68,107     SH             Sole              68,107
AMERICAN INTL GROUP INC         COM NEW         026874784      304   13,100     SH             Sole              13,100
AMGEN INC                       COM             031162100      366    5,700     SH             Sole               5,700
ANADARKO PETE CORP              COM             032511107      214    2,800     SH             Sole               2,800
APACHE CORP                     COM             037411105    3,048   33,650     SH             Sole              33,650
APPLE INC                       COM             037833100    7,857   19,400     SH             Sole              19,400
AT&T INC                        COM             00206R102    7,250  239,750     SH             Sole             239,750
AVAGO TECHNOLOGIES LTD          SHS             Y0486S104    1,362   47,200     SH             Sole              47,200
BANK MONTREAL QUE               COM             063671101      251    4,578     SH             Sole               4,578
BANK NOVA SCOTIA HALIFAX        COM             064149107      290    5,800     SH             Sole               5,800
BANK OF AMERICA CORPORATION     COM             060505104    1,976  355,445     SH             Sole             355,445
BCE INC                         COM NEW         05534B760      321    7,700     SH             Sole               7,700
BERKSHIRE HATHAWAY INC DEL      CL A            084670108    1,377       12     SH             Sole                  12
BOEING CO                       COM             097023105      374    5,100     SH             Sole               5,100
BOSTON SCIENTIFIC CORP          COM             101137107       91   17,100     SH             Sole              17,100
BRISTOL MYERS SQUIBB CO         COM             110122108      476   13,500     SH             Sole              13,500
CANADIAN NAT RES LTD            COM             136385101    2,122   56,650     SH             Sole              56,650
CARDINAL HEALTH INC             COM             14149Y108      288    7,100     SH             Sole               7,100
CARNIVAL CORP                   PAIRED CTF      143658300    1,922   58,900     SH             Sole              58,900
CATERPILLAR INC DEL             COM             149123101      281    3,100     SH             Sole               3,100
CHEVRON CORP NEW                COM             166764100    6,077   57,111     SH             Sole              57,111
CISCO SYS INC                   COM             17275R102      631   34,900     SH             Sole              34,900
CITIGROUP INC                   COM NEW         172967424    1,899   72,163     SH             Sole              72,163
CITRIX SYS INC                  COM             177376100    1,305   21,500     SH             Sole              21,500
COCA COLA CO                    COM             191216100    5,067   72,411     SH             Sole              72,411
COGNIZANT TECHNOLOGY SOLUTIO    CL A            192446102    2,019   31,400     SH             Sole              31,400
COMCAST CORP NEW                CL A            20030N101      420   17,700     SH             Sole              17,700
CONOCOPHILLIPS                  COM             20825C104    1,239   17,000     SH             Sole              17,000
COSTCO WHSL CORP NEW            COM             22160K105      275    3,300     SH             Sole               3,300
CVS CAREMARK CORPORATION        COM             126650100      453   11,100     SH             Sole              11,100
DELL INC                        COM             24702R101      304   20,800     SH             Sole              20,800
DISNEY WALT CO                  COM DISNEY      254687106    4,047  107,916     SH             Sole             107,916
DOMINION RES INC VA NEW         COM             25746U109      255    4,800     SH             Sole               4,800
DOW CHEM CO                     COM             260543103      299   10,400     SH             Sole              10,400
DR PEPPER SNAPPLE GROUP INC     COM             26138E109    3,784   95,850     SH             Sole              95,850
DU PONT E I DE NEMOURS & CO     COM             263534109      261    5,700     SH             Sole               5,700
DUKE ENERGY CORP NEW            COM             26441C105      359   16,300     SH             Sole              16,300
DUN & BRADSTREET CORP DEL NE    COM             26483E100    2,682   35,839     SH             Sole              35,839
ECOPETROL S A                   SPONSORED ADS   279158109      499   11,200     SH             Sole              11,200
EDWARDS LIFESCIENCES CORP       COM             28176E108    2,612   36,950     SH             Sole              36,950
ENCANA CORP                     COM             292505104      195   10,500     SH             Sole              10,500
EOG RES INC                     COM             26875P101      896    9,100     SH             Sole               9,100
EXELON CORP                     COM             30161N101      321    7,400     SH             Sole               7,400

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC             COM             302182100    3,674   82,200     SH             Sole              82,200
EXXON MOBIL CORP                COM             30231G102    6,630   78,225     SH             Sole              78,225
FEDEX CORP                      COM             31428X106      200    2,400     SH             Sole               2,400
FIFTH THIRD BANCORP             COM             316773100      131   10,300     SH             Sole              10,300
FIRSTENERGY CORP                COM             337932107      226    5,100     SH             Sole               5,100
FLEXTRONICS INTL LTD            ORD             Y2573F102       88   15,600     SH             Sole              15,600
FORD MTR CO DEL                 COM PAR $0.01   345370860      468   43,500     SH             Sole              43,500
FREEPORT-MCMORAN COPPER & GO    COM             35671D857    2,862   77,796     SH             Sole              77,796
GENERAL DYNAMICS CORP           COM             369550108    1,854   27,918     SH             Sole              27,918
GENERAL ELECTRIC CO             COM             369604103    2,070  115,600     SH             Sole             115,600
GENERAL MTRS CO                 COM             37045V100      478   23,600     SH             Sole              23,600
GOLDMAN SACHS GROUP INC         COM             38141G104      552    6,100     SH             Sole               6,100
GOOGLE INC                      CL A            38259P508    6,039    9,350     SH             Sole               9,350
HEWLETT PACKARD CO              COM             428236103      492   19,100     SH             Sole              19,100
HOME DEPOT INC                  COM             437076102    4,073   96,885     SH             Sole              96,885
HONEYWELL INTL INC              COM             438516106      234    4,300     SH             Sole               4,300
INGERSOLL-RAND PLC              SHS             G47791101    1,421   46,650     SH             Sole              46,650
INTEL CORP                      COM             458140100      817   33,700     SH             Sole              33,700
INTERNATIONAL BUSINESS MACHS    COM             459200101      717    3,900     SH             Sole               3,900
JOHNSON & JOHNSON               COM             478160104    7,106  108,350     SH             Sole             108,350
JPMORGAN CHASE & CO             COM             46625H100    3,854  115,921     SH             Sole             115,921
KEYCORP NEW                     COM             493267108       92   12,000     SH             Sole              12,000
KIMBERLY CLARK CORP             COM             494368103      228    3,100     SH             Sole               3,100
KRAFT FOODS INC                 CL A            50075N104      478   12,789     SH             Sole              12,789
KROGER CO                       COM             501044101      269   11,100     SH             Sole              11,100
LILLY ELI & CO                  COM             532457108      395    9,500     SH             Sole               9,500
LOCKHEED MARTIN CORP            COM             539830109      267    3,300     SH             Sole               3,300
LOWES COS INC                   COM             548661107      320   12,600     SH             Sole              12,600
MANPOWERGROUP INC               COM             56418H100    2,179   60,950     SH             Sole              60,950
MANULIFE FINL CORP              COM             56501R106      204   19,100     SH             Sole              19,100
MARATHON OIL CORP               COM             565849106      246    8,400     SH             Sole               8,400
MCDONALDS CORP                  COM             580135101      451    4,500     SH             Sole               4,500
MCKESSON CORP                   COM             58155Q103      304    3,900     SH             Sole               3,900
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    1,950   34,892     SH             Sole              34,892
MEDTRONIC INC                   COM             585055106      210    5,500     SH             Sole               5,500
MERCK & CO INC NEW              COM             58933Y105    5,526  146,588     SH             Sole             146,588
METLIFE INC                     COM             59156R108    2,430   77,939     SH             Sole              77,939
MICROSOFT CORP                  COM             594918104    6,615  254,818     SH             Sole             254,818
MORGAN STANLEY                  COM NEW         617446448      324   21,400     SH             Sole              21,400
NATIONAL INSTRS CORP            COM             636518102    1,963   75,650     SH             Sole              75,650
NETAPP INC                      COM             64110D104    1,781   49,100     SH             Sole              49,100
NEWS CORP                       CL A            65248E104      271   15,200     SH             Sole              15,200
NEXTERA ENERGY INC              COM             65339F101      225    3,700     SH             Sole               3,700
NORTHROP GRUMMAN CORP           COM             666807102      211    3,600     SH             Sole               3,600
OCCIDENTAL PETE CORP DEL        COM             674599105      347    3,700     SH             Sole               3,700
ORACLE CORP                     COM             68389X105      262   10,200     SH             Sole              10,200
PEABODY ENERGY CORP             COM             704549104    2,232   67,422     SH             Sole              67,422
PEPSICO INC                     COM             713448108    4,760   71,747     SH             Sole              71,747
PFIZER INC                      COM             717081103    4,432  204,785     SH             Sole             204,785
PHILIP MORRIS INTL INC          COM             718172109    6,095   77,658     SH             Sole              77,658
PNC FINL SVCS GROUP INC         COM             693475105    1,896   32,881     SH             Sole              32,881
PROCTER & GAMBLE CO             COM             742718109    1,094   16,400     SH             Sole              16,400
PRUDENTIAL FINL INC             COM             744320102      226    4,500     SH             Sole               4,500
QUALCOMM INC                    COM             747525103    4,983   91,100     SH             Sole              91,100
REGIONS FINANCIAL CORP NEW      COM             7591EP100       86   19,900     SH             Sole              19,900

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ROYAL BK CDA MONTREAL QUE       COM             780087102      403    7,900     SH             Sole               7,900
SOUTHERN CO                     COM             842587107      319    6,900     SH             Sole               6,900
SPRINT NEXTEL CORP              COM SER 1       852061100      161   69,000     SH             Sole              69,000
SUNCOR ENERGY INC NEW           COM             867224107    3,026  104,863     SH             Sole             104,863
SUPERVALU INC                   COM             868536103      119   14,600     SH             Sole              14,600
TARGET CORP                     COM             87612E106    2,517   49,136     SH             Sole              49,136
TIME WARNER CABLE INC           COM             88732J207      301    4,735     SH             Sole               4,735
TIME WARNER INC                 COM NEW         887317303      464   12,833     SH             Sole              12,833
TORONTO DOMINION BK ONT         COM NEW         891160509    2,323   31,012     SH             Sole              31,012
TRAVELERS COMPANIES INC         COM             89417E109      290    4,900     SH             Sole               4,900
TYCO INTERNATIONAL LTD          SHS             H89128104      234    5,000     SH             Sole               5,000
UNION PAC CORP                  COM             907818108      222    2,100     SH             Sole               2,100
UNITED PARCEL SERVICE INC       CL B            911312106      425    5,800     SH             Sole               5,800
UNITED TECHNOLOGIES CORP        COM             913017109      351    4,800     SH             Sole               4,800
UNITEDHEALTH GROUP INC          COM             91324P102      431    8,500     SH             Sole               8,500
US BANCORP DEL                  COM NEW         902973304      476   17,600     SH             Sole              17,600
VALERO ENERGY CORP NEW          COM             91913Y100      318   15,100     SH             Sole              15,100
VERIZON COMMUNICATIONS INC      COM             92343V104    1,139   28,400     SH             Sole              28,400
WAL MART STORES INC             COM             931142103    1,608   26,900     SH             Sole              26,900
WALGREEN CO                     COM             931422109    3,404  102,950     SH             Sole             102,950
WARNACO GROUP INC               COM NEW         934390402    1,786   35,700     SH             Sole              35,700
WELLPOINT INC                   COM             94973V107    4,184   63,150     SH             Sole              63,150
WELLS FARGO & CO NEW            COM             949746101    5,350  194,106     SH             Sole             194,106
XEROX CORP                      COM             984121103       88   11,093     SH             Sole              11,093
XILINX INC                      COM             983919101    3,294  102,758     SH             Sole             102,758

                                                TOTAL      206,183